Commitments and Contingencies - Schedule of Agreement with Unconditional Purchase Obligations (Details) - Hotel rooms [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Recorded Unconditional Purchase Obligation [Line Items]
Minimum purchase amounts	¥ 16,870
Period for completion	From January 1, 2025 to December 31, 2025
Minimum purchase amounts	¥ 9,000
Period for completion	From May 6, 2025 to December 31, 2025
Minimum purchase amounts	¥ 5,200
Period for completion	From March 25, 2025 to December 31, 2025
Minimum purchase amounts	¥ 4,500
Period for completion	From March 1, 2025 to December 31, 2025